RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2023
RECOVERABLE TAXES
Schedule of Current Tax Assets
	Consolidated
	2023	2022
ICMS on purchase of goods (a)	561,224	704,018
Taxes on purchase of goods – foreign subsidiaries	214,699	245,955
ICMS on purchases of property, plant and equipment and purchase of goods	15,912	14,365
PIS and COFINS on purchase of property, plant and equipment and purchase of goods (b)	620,631	950,307
Withholding PIS, COFINS and CSLL	1,671	1,671
Tax on Manufactured Goods - IPI (c)	127,127	152,686
Other	179,673	199,276
	1,720,937	2,268,278

Current	608,530	911,410
Non-current	1,112,407	1,356,868
a)
Tax credits related to the tax on the circulation of goods, interstate and inter-municipal transport and communication services (ICMS) were generated mainly by purchases, whose tax rate is higher than the average of sales. The Company expects to realize these credits during the ordinary course of business through offsetting with sales operations in the domestic market.

b)	The accumulated tax credits of PIS and COFINS basically arise from credits on purchases of raw materials used in the production and from purchase of property, plant and equipment, as well as credits arising out of the exclusion of ICMS from the calculation basis of the PIS/COFINS. The realization of these credits normally occurs through offsetting with sales operations in the domestic market.
c)	The balance will be used to offset IPI (Taxes over industrialized products) payable in future operations of the Company.